PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - EQUIPMENT

Equipment consists of the following:

	June 30, 2014	December 31, 2013

Office equipment	$51,322	$24,244
Lab equipment	497,770	474,049
Furniture	17,022	4,061
Leasehold Improvements	65,998	37,519
	632,112	539,873
Less: Accumulated depreciation	305,584	241,513

	$326,528	$298,360

Depreciation expense for the six months ending June 30, 2014 and 2013 was $64,071 and $51,902. Depreciation expense for the three months ending June 30, 2014 and 2013 was $33,862 and $29,289.

NOTE 3 - PROPERTY AND EQUIPMENT

Equipment consists of the following:

	December 31, 2013	December 31, 2012

Office equipment	$24,244	$12,741
Lab equipment	474,049	388,521
Furniture	4,061	4,061
Leasehold improvements	37,519	28,134
	539,873	433,457
Less: Accumulated depreciation	241,513	132,463

	$298,360	$300,994

Depreciation expense for the years ending December 31, 2013 and 2012 was $111,912 and $53,391.